CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Selling and marketing services provided by related parties	¥ 42,770	¥ 37,769	¥ 417,059
Origination and servicing services provided by related parties	15,120	39,000	81,762
General and administrative services provided by related parties	353,151	508,162	2,180,505
Earnings (loss) in equity method investments, tax	¥ 3,425	¥ 0	¥ 0